July 25, 2007

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Amended Form N-14 for the Calvert Social Small Cap Growth Portfolio, a series of Calvert Variable Series, Inc. SEC File No. 333-144413

Ladies and Gentlemen:

Transmitted is an amended Form N-14 for the Calvert Social Small Cap Growth Portfolio, a series of Calvert Variable Series, Inc., pursuant to Rule 14a-6 of the Securities and Exchange Act of 1934.

The purpose of the amended filing is to incorporate pro forma financial statements and data.

Please feel free to contact me at 301-657-7045 with any questions about this filing.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel

cc: Sally Samuel